Fees Summary	Jun. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 394,701,937.50
Total Fee Amount	54,508.33
Total Offset Amount	0.00
Net Fee	$ 54,508.33
Offering Table N/A
Offset Table N/A	N/A